Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Sales of oil and gas produced, net of production costs	$ (54,470)	$ (34,600)	$ (16,968)
Net changes in prices and production costs	77,278	84,233	(39,509)
Extensions and discoveries	3,078	1,583	1,426
Development cost incurred during the year	5,738	4,755	4,654
Changes in estimated development costs	(5,523)	(5,675)	(10,019)
Reserves revisions and timing changes	15,773	26,205	5,808
Accretion of discount of pre-tax net cash flows	9,749	2,220	5,929
Net changes in production and excess gains taxes	(24,927)	(41,814)	23,015
Aggregate change in standardized measure of discounted future net cash flows	26,696	36,907	(25,664)
As of January 1	36,226	(681)	24,983
As of December 31	62,922	36,226	(681)
Change	$ 26,696	$ 36,907	$ (25,664)